Capital Stock	12 Months Ended
Mar. 31, 2026
Capital Stock [Abstract]
CAPITAL STOCK

14. CAPITAL STOCK

Ordinary Shares

We were incorporated as a Cayman Islands business company under the laws of the Cayman Islands on July 25, 2022. At incorporation, we were authorized to issue a maximum of 50,000,000 shares consisting of 50,000,000 ordinary shares, par value US$0.0001 each. By the adoption of the written resolutions of the shareholders and written resolutions of the directors dated November 8, 2023, the Company’s authorized share capital was increased to US$51,000.

On November 8, 2023, the Company effected a stock split whereby each 3 issued and outstanding ordinary share were divided into 8 ordinary share. As a result of the share split, there were 30,000,000 ordinary shares issued and outstanding, par value of US$0.0000375 each. After Listing, there are additional 1,400,000 ordinary shares issued and outstanding which in total 31,400,000 ordinary shares issued and outstanding as at 24 Jan 2024.

Reverse Stock Split

On November 15, 2024, our shareholders approved a share consolidation (reverse stock split) of the Company at a ratio ranging from 1-for-1.5 to 1-for-10 ordinary shares, as a result of which the Company’s authorized share capital was changed to US$51,000 divided into136,000,000 Ordinary Shares with a par value of US$0.000375 each. Immediately after such reverse stock split, the issued share capital of the Company became US$1,178 divided into 3,140,000 Ordinary Shares with a par value of US$0.000375 each, all of which were fully paid. The reverse stock split took effect on the Company’s Ordinary Shares as at open of trading on December 10, 2024.

As of December 10, 2024, every 10 shares of the Company’s issued and outstanding Ordinary Shares were combined into one issued and outstanding Ordinary Share. The total number of authorized Ordinary Shares were reduced from 31,400,000 to 3,140,000, and the par value changed to $0.000375 per share.

Share Re-designation and Re-classification

On August 7, 2025, the Company implemented the re-designation and re-classification of its issued and unissued ordinary shares of par value US$0.000375 each in the share capital of the Company into Class A ordinary shares (1 vote per share) and Class B ordinary shares (20 votes per share), effective the same day. As a result, the 136,000,000 ordinary shares in the share capital of the Company were re-designated into 133,000,000 Class A ordinary shares and 3,000,000 Class B ordinary shares, and all the then issued 3,761,701 ordinary shares were concurrently re-designated and re-classified on a one-for-one basis into 1,652,701 Class A ordinary shares and 2,109,000 Class B ordinary shares.

The re-designation and re-classification were accounted for on a prospective basis from the effective date of the change.

Share Repurchase Program

Treasury stock represents shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method. On September 15, 2025, the board of directors of the Company approved a share repurchase program authorizing the repurchase of up to US$5,000,000 of the Company’s Class A ordinary shares in the open market over the next six months. During the year ended March 31, 2026, the Company has repurchased 196,500 shares at the consideration of USD1,143,557 under the program.

As of March 31, 2026, 1,652,701 Class A ordinary shares issued, 1,456,201 Class A ordinary shares outstanding and 2,109,000 Class B ordinary shares issued and outstanding.